UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 1999

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):	[  ] is a restatement.
	[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	QCI Asset Management Inc.
Address:	387 East Main Street
	Suite 300
	Rochester, NY  14604

13F File Number:	28-4516

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	David F. Khalil
Title:	Vice President
Phone:	716-262-6080
Signature, Place, and Date of Signing:

	David F. Khalil	Rochester, NY	November 1, 1999

Report Type (Check only one.):

[ X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	159

Form 13F Information Table Value Total:	$333,052


List of Other Included Managers:	0

No.	13F File Number	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
APP FINANCE VII                CORP PFD         00202pac4       13    25000 PRN      SOLE                    25000
NETWORK ASSOCIATES             CORP PFD         640938AB2       34   100000 PRN      SOLE                   100000
OFFICE DEPOT, INC. LYON        CORP PFD         676220ab2        7    10000 PRN      SOLE                    10000
PEP BOYS LYON                  CORP PFD         713278aj8        8    15000 PRN      SOLE                    15000
QUANEX CORP. CONVERTIBLE       CORP PFD         747620ac6       48    47500 PRN      SOLE                    47500
ROCHE HLDG AG                  CORP PFD         771196AC6       60   100000 PRN      SOLE                   100000
TIMES MIRROR CO. CONV          CORP PFD         887364ae7       61   125000 PRN      SOLE                   125000
ABACUS DIRECT CORP.            COM              002553105     2575 21129.00 SH       SOLE                 21129.00
ABBOTT LABORATORIES            COM              002824100     5302 144510.00SH       SOLE                144510.00
ACTION PERFORMANCE COS. INC.   COM              004933107      361 17125.00 SH       SOLE                 17125.00
AFP IMAGING CORP               COM              001058106       21 57527.00 SH       SOLE                 57527.00
AMER HOME PRODUCTS             COM              026609107     5272 127026.00SH       SOLE                127026.00
AMERICA ONLINE                 COM              02364j104     2717 26110.00 SH       SOLE                 26110.00
AMERICAN INT'L GROUP           COM              026874107
